Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document - Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	LOMA
Entity Registrant Name	Loma Negra Compania Industrial Argentina Sociedad Anonima
Entity Central Index Key	0001711375
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	596,026,490